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Virtus Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Real Asset Fund

Virtus Duff & Phelps Real Asset Fund, Virtus KAR Developing Markets Fund and
Virtus Vontobel Greater European Opportunities Fund (each a “Fund” and together the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated December 15, 2022 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,
each dated January 28, 2022, as supplemented

Important Notice to Investors

Effective January 1, 2023, the Funds’ investment adviser, Virtus Investment Advisers, Inc. will implement a new expense limitation arrangement to further limit the Funds’ expenses. These changes are described in more detail below.

Virtus Duff & Phelps Real Asset Fund

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Duff & Phelps Real Asset Fund		Class A	Class C	Class I	Class R6
Management Fees		none	none	none	none
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.58%	0.65%	0.57%	0.46%
Acquired Fund Fees and Expenses		0.77%	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	[1]	1.60%	2.42%	1.34%	1.23%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.33%)	(0.40%)	(0.32%)	(0.26%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	1.27%	2.02%	1.02%	0.97%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.50% for Class A Shares, 1.25% for Class C Shares, 0.25% for Class I Shares and 0.20% for Class R6 Shares through January 31, 2024. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:
Sold
Expense Example - Virtus Duff & Phelps Real Asset Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	672	997	1,344	2,319
Class C	305	716	1,254	2,726
Class I	104	393	703	1,585
Class R6	99	365	651	1,466

Held
Expense Example No Redemption - Virtus Duff & Phelps Real Asset Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	672	997	1,344	2,319
Class C	205	716	1,254	2,726
Class I	104	393	703	1,585
Class R6	99	365	651	1,466

Investors should retain this supplement with the Prospectuses for future reference.